Summary of Signification Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summary of Signification Accounting Policies [Line Items]
Provision for expected credit losses			$ 128,098
Allowance for expected credit losses	648,653		$ 648,653
Share-based compensation		$ 630,000
Allowance for obsolete stocks
Deferred revenue recognized as income	$ 2,131,361	$ 1,829,730
Revenues percentage	24.00%
Approach of CODM to determine segment information	The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance.
Chief operating decision maker	ChiefExecutiveOfficer
Packaged-tour [Member]
Summary of Signification Accounting Policies [Line Items]
Revenues percentage	76.00%